CURRENT AND DEFERRED INCOME TAX - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of year	$ (114,576)	$ (115,791)
Recognized in statement of income	(78)	(27)
Recognized in OCI	14,717	1,242
AMT refund	(449)
Net, ending balance	(100,386)	(114,576)
Deferred tax assets	(7,523)	0
Deferred tax liabilities	(107,909)	(114,576)
Marketable securities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of year	(13,205)	(16,949)
Recognized in statement of income	376	0
Recognized in OCI	13,867	3,744
AMT refund	0
Net, ending balance	1,038	(13,205)
Inventory
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of year	(7,244)	(1,984)
Recognized in statement of income	3,733	(5,260)
Recognized in OCI	0	0
AMT refund	0
Net, ending balance	(3,511)	(7,244)
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of year	(81,294)	(96,614)
Recognized in statement of income	(10,452)	15,320
Recognized in OCI	0	0
AMT refund	0
Net, ending balance	(91,746)	(81,294)
Close down and restoration provision
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of year	1,787	3,917
Recognized in statement of income	1,567	(2,130)
Recognized in OCI	0	0
AMT refund	0
Net, ending balance	3,354	1,787
Convertible notes
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of year	(4,056)	(5,497)
Recognized in statement of income	1,820	1,441
Recognized in OCI	0	0
AMT refund	0
Net, ending balance	(2,236)	(4,056)
Carry forward tax loss and tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of year	21,830	20,682
Recognized in statement of income	(6,469)	3,404
Recognized in OCI	0	(2,256)
AMT refund	0
Net, ending balance	15,361	21,830
Mining and foreign withholding tax
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of year	(39,227)	(37,151)
Recognized in statement of income	(1,916)	(2,076)
Recognized in OCI	0	0
AMT refund	0
Net, ending balance	(41,143)	(39,227)
Executive compensation plans
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of year	2,065	2,582
Recognized in statement of income	1,918	(517)
Recognized in OCI	0	0
AMT refund	0
Net, ending balance	3,983	2,065
Deductibility of other taxes
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of year	9,021	9,459
Recognized in statement of income	424	(438)
Recognized in OCI	0	0
AMT refund	0
Net, ending balance	9,445	9,021
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of year	(4,253)	5,764
Recognized in statement of income	8,921	(9,771)
Recognized in OCI	850	(246)
AMT refund	(449)
Net, ending balance	5,069	(4,253)
Before Offset Amount
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(39,321)	(38,614)
Deferred tax liabilities	(139,707)	(153,190)
Before Offset Amount | Marketable securities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(1,038)	0
Deferred tax liabilities	0	(13,205)
Before Offset Amount | Inventory
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	0	0
Deferred tax liabilities	(3,511)	(7,244)
Before Offset Amount | Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(940)	(1,016)
Deferred tax liabilities	(92,686)	(82,310)
Before Offset Amount | Close down and restoration provision
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(3,354)	(1,787)
Deferred tax liabilities	0	0
Before Offset Amount | Convertible notes
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	0
Deferred tax liabilities	(2,236)	(4,056)
Before Offset Amount | Carry forward tax loss and tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(15,361)	(21,830)
Deferred tax liabilities	0	0
Before Offset Amount | Mining and foreign withholding tax
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	0	0
Deferred tax liabilities	(41,143)	(39,227)
Before Offset Amount | Executive compensation plans
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(3,983)	(2,065)
Deferred tax liabilities	0	0
Before Offset Amount | Deductibility of other taxes
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(9,445)	(9,021)
Deferred tax liabilities	0	0
Before Offset Amount | Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(5,200)	(2,895)
Deferred tax liabilities	(131)	(7,148)
Offset Amount
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(31,798)	(38,614)
Deferred tax liabilities	$ (31,798)	$ (38,614)